Long-term Employee Benefits - Schedule of Net Benefit Cost (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss		$ 2.8	$ 0.7	$ 0.0	$ 4.0	$ (4.8)	$ 55.6	$ (11.0)
Successor [Member] | Pension Plan [Member]
Net periodic benefit cost:
Service cost		3.3	3.8	0.0	6.4	8.4	15.4	17.0
Interest cost		4.6	6.0	0.0	9.2	12.0	22.9	21.2
Expected return on plan assets		(3.6)	(3.7)	0.0	(7.3)	(7.4)	(14.8)	(11.9)
Amortization of actuarial (gain) loss, net		0.2	(0.1)	0.0	0.5	(0.2)	(0.3)	0.0
Amortization of prior service cost		0.0	0.0	0.0	(0.1)	0.0	0.0	0.0
Curtailment gain				0.0			(7.3)	0.0
Settlement loss				0.0			0.1	0.0
Net periodic benefit cost		4.5	6.0	0.0	8.7	12.8	16.0	26.3
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss				0.0			60.6	(10.6)
Amortization of actuarial gain (loss)				0.0			0.3	0.0
Prior service benefit				0.0			(4.3)	(0.4)
Amortization of prior service benefit (cost)				0.0			0.0	0.0
Curtailment gain				0.0			7.3	0.0
Settlement loss				0.0			(0.1)	0.0
Net translation adjustment				0.0			(4.9)	0.6
Total (gain) loss recognized in other comprehensive income				0.0			58.9	(10.4)
Total recognized in net periodic benefit cost and other comprehensive (income) loss				0.0			74.9	15.9
Successor [Member] | Other Postretirement Benefit Plan [Member]
Net periodic benefit cost:
Service cost		0.0	0.1	0.0	0.0	0.1	0.1	0.2
Interest cost		0.0	0.0	0.0	0.0	0.1	0.1	0.2
Amortization of actuarial (gain) loss, net				0.0			0.1	0.0
Amortization of prior service cost		(1.0)	0.0	0.0	(1.9)	0.0	(1.4)	0.0
Net periodic benefit cost		$ (1.0)	$ 0.1	0.0	$ (1.9)	$ 0.2	(1.1)	0.4
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss				0.0			(4.6)	(0.7)
Amortization of actuarial gain (loss)				0.0			(0.1)	0.0
Prior service benefit				0.0			0.0	0.0
Amortization of prior service benefit (cost)				0.0			1.4	0.0
Net translation adjustment				0.0			0.0	0.1
Total (gain) loss recognized in other comprehensive income				0.0			(3.3)	(0.6)
Total recognized in net periodic benefit cost and other comprehensive (income) loss				$ 0.0			$ (4.4)	$ (0.2)
Predecessor [Member]
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss	$ (1.1)								$ 99.6
Predecessor [Member] | Pension Plan [Member]
Net periodic benefit cost:
Service cost	1.6								14.8
Interest cost	1.8								22.0
Expected return on plan assets	(1.9)								(18.4)
Amortization of actuarial (gain) loss, net	1.1								5.2
Amortization of prior service cost	0.0								0.2
Curtailment gain	0.0								0.0
Settlement loss	0.0								3.9
Net periodic benefit cost	2.6								27.7
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss	0.0								112.7
Amortization of actuarial gain (loss)	(1.1)								(5.2)
Prior service benefit	0.0								(0.3)
Amortization of prior service benefit (cost)	0.0								(0.2)
Curtailment gain	0.0								0.0
Settlement loss	0.0								(3.9)
Net translation adjustment	0.0								0.0
Total (gain) loss recognized in other comprehensive income	(1.1)								103.1
Total recognized in net periodic benefit cost and other comprehensive (income) loss	1.5								130.8
Predecessor [Member] | Other Postretirement Benefit Plan [Member]
Net periodic benefit cost:
Service cost	0.0								0.3
Interest cost	0.0								0.5
Amortization of actuarial (gain) loss, net	0.0								0.0
Amortization of prior service cost	0.0								0.2
Net periodic benefit cost	0.0								1.0
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss	0.0								2.7
Amortization of actuarial gain (loss)	0.0								0.0
Prior service benefit	0.0								(5.9)
Amortization of prior service benefit (cost)	0.0								(0.2)
Net translation adjustment	0.0								0.0
Total (gain) loss recognized in other comprehensive income	0.0								(3.4)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ 0.0								$ (2.4)